Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation
A.	Basis of presentation
The consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”).
Use of estimates

B.	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Financial statement in U.S. dollars

C.	Financial statement in U.S. dollars

The functional currency of the Company and its subsidiaries is in U.S dollar (the “dollar”), because the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate, and expect to continue operating in the foreseeable future. Transactions and balances denominated in dollars are presented in their original amounts. Non-dollar denominated transactions and balances have been re-measured to dollars in accordance with the provisions of ASC 830-10, “Foreign Currency Translation.” All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statement of operations as financial income or expenses, as appropriate.

Principles of consolidation

D.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries: Galmed Research and Development Ltd., Galmed International Ltd. and Galtopa Therapeutics Ltd. All intercompany balances and transactions have been eliminated upon consolidation.

Cash and cash equivalents
E.	Cash and cash equivalents
Cash equivalents are short-term, highly liquid investments that are readily convertible into cash with maturities of three months or less as of the date acquired.
Restricted Cash

F.	Restricted Cash

Cash that is held for a specific purpose and is not available for immediate or general business use due to external restrictions is classified in our consolidated balance sheets as restricted cash.

Marketable debt securities

G.	Marketable debt securities

The Company invests most of its excess cash primarily in debt securities.

The Company accounts for its investments in investment grade debt securities in accordance with ASC 320 “Investments - Debt and Equity Securities”. Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

Marketable debt securities are considered to be available for sale and are carried at fair value on the consolidated balance sheet. Unrealized gains and losses net of tax, if any, are reported in a separate component of shareholders’ equity in accumulated other comprehensive income (“OCI”). Gains and losses are recognized when realized, on a specific identification basis, in the Company’s consolidated statements of operations.

Following the adoption of ASC 326 in January 2020, current expected credit losses on the Company’s marketable grade debt securities are recorded, if expected, through an allowance for current expected credit losses. The amount of allowance for current expected credit losses is limited to the amount that the fair value is less than the amortized cost basis. Any remaining unrealized losses are included in accumulated other comprehensive loss in shareholders’ equity.

If the Company intends to sell the debt security (that is, it has decided to sell the security), or more likely than not will be required to sell the security before recovery of its amortized cost basis, any allowance for current expected credit losses is written off and the amortized cost basis shall be written down to the debt security’s fair value at the reporting date with any incremental impairment reported in earnings. Based on management’s assessment, the Company does not intend to sell its securities for less than amortized cost; therefore, an allowance for current expected credit losses has not been recorded as of December 31, 2021 and 2020.

Property and equipment

I.	Property and equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. The annual depreciation rates are as follows:

%

Office furniture and equipment	7–16
Computer software and electronic equipment	15–33
Leasehold improvements	Shorter of lease term or useful life

Impairment of long-lived assets

J.	Impairment of long-lived assets

The Company’s and its subsidiaries’ long-lived assets are reviewed for impairment in accordance with ASC 360-10, “Accounting for the Impairment or Disposal of Long-Lived Assets,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. During 2021 and 2020, no impairment losses were recorded.

Severance pay

K.	Severance pay

The Company employees are included under section 14 of the Severance Compensation Act, 1963 (“Section 14”) in Israel for a portion of their salaries. According to Section 14, these employees are entitled to monthly deposits at a rate of 8.33% of their monthly salary, made in their name with such insurance companies. Under the Severance Compensation Act, 1963, payments in accordance with Section 14 release the Company from any future severance payments to those employees. The aforementioned deposits are not recorded as an asset in the Company’s balance sheet. The Company’s contributions to the defined contribution plans are charged to the consolidated statements of operations as and when the services are received from the Company’s employees.

Fair value of financial instruments

L.	Fair value of financial instruments

The estimated fair value of financial instruments was determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term bank deposits, other accounts receivables, trade payables and other trade payables approximate their fair value due to the short-term maturity of such instruments.

Fair value is an exit price representing the amount that would be received upon selling an asset or that would be paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions used by market participants in pricing an asset or a liability.

A three-tier fair-value hierarchy was established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

●	Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

●	Level 2 - Other inputs that are directly or indirectly observable in the marketplace; and

●	Level 3 - Unobservable inputs that are supported by little or no market activity

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company’s marketable debt securities are measured at fair value on a recurring basis by level within the fair value hierarchy. Other than the marketable debt securities, which includes corporate bonds and mutual funds as of December 31, 2021, the Company does not have any other financial assets or financial liabilities marked to market at fair value.

The fair value of the Company’s marketable debt securities measured at fair value on a recurring basis by level within the fair value hierarchy are as follows (in thousands):

	December 31, 2021
				Fair
	Level 1	Level 2	Level 3	Value

Marketable debt securities	$26,467	$5,464	—	$31,931

	December 31, 2020
				Fair
	Level 1	Level 2	Level 3	Value

Marketable debt securities	$25,449	$14,683	—	$40,132

Accounting for stock-based compensation
M.	Accounting for stock-based compensation

The Company applies ASC 718-10, “Share-Based Payment,” which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors, including employee stock options under the Company’s stock plans, based on estimated fair values. ASC 718-10 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the Company’s consolidated statement of operations.

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements

Note 2 – Significant Accounting Policies (Cont.)

M.	Accounting for stock-based compensation (Cont.)

All issuances of stock options or other equity instruments to non-employees as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued.

The Company estimates the fair value of restricted shares based on the market price of the shares at the grant date and estimates the fair value of stock options granted using a Black-Scholes option-pricing model. The option-pricing model requires a number of assumptions, the most significant of which are the expected stock-price volatility and the expected option term (the time from the grant date until the options are exercised or expire).

The Company’s calculations of the expected volatility were based upon actual historical stock-price movements over the period, which was equal to the expected option term. The expected option term was calculated for options granted to employees and directors in accordance with ASC-718-10-S99, using the “simplified” method, and grants to non-employees were based on the contractual term. Historically, the Company has not paid dividends, and has no foreseeable plans to do so. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term.

Revenue Recognition

N.	Revenue Recognition

The Company only has one license agreement for which it has recognized revenues to date, from a license agreement with Samil Pharm. Co., Ltd. (“Samil” or “Samil Agreement”). The Samil Agreement was signed on July 28, 2016, for an exclusive, royalty-bearing license for the commercialization of Aramchol (with an option to manufacture) for the treatment of fatty liver indications including NASH in the Republic of Korea. Additionally, following the ARREST Study, Samil has an option to extend the License to Vietnam, which, if exercised, would increase the clinical- and regulatory-based milestone payments.

Under the terms of the Samil Agreement, the Company received an up-front payment of approximately $2.1 million in 2016 and a milestone payment of $1.5 million from Samil in connection with the completion of its ARREST study in 2018. Samil has also agreed to pay additional clinical and regulatory-based milestone payments, which may aggregate up to $4.5 million, as well as tiered, double-digit royalties payable on sales (under certain limitations).

In accordance with ASC 606 the Company determined that the Agreement included a combined performance obligation representing the delivery of the exclusive license and completion of the ARREST study.

As of December 31, 2021, management evaluated the remaining clinical and regulatory milestones and determined that the variable consideration should not be recorded as revenue for the period ended December 31, 2021. The Company will re-evaluate the transaction price in each reporting period when events whose outcomes are resolved or other changes in circumstances occur that would indicate it is appropriate to recognize variable consideration as revenue.

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements

Note 2 – Significant Accounting Policies (Cont.)

Research and development expenses
O.	Research and development expenses
Research and development expenses are charged to the statement of operations as incurred.
Income taxes

P.	Income taxes

The Company accounts for income taxes utilizing the asset and liability method in accordance with ASC 740, “Income Taxes.” Current tax liabilities are recognized for the estimated taxes payable on tax returns for the current year. Deferred tax liabilities or assets are recognized for the estimated future tax effects attributable to temporary differences between the income-tax bases of assets and liabilities and their reported amounts in the financial statements and for tax loss carry forwards. Measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax laws, and deferred tax assets are reduced, if necessary, by the amount of tax benefits, the realization of which is not considered more likely than not based on available evidence. As of December 31, 2021, and 2020, the Company had a full valuation allowance against deferred tax assets.

The Company is subject to the provisions of ASC 740-10-25, “Income Taxes” (“ASC 740”). ASC 740 prescribes a more likely-than-not threshold for the financial statement recognition of uncertain tax positions. ASC 740 clarifies the accounting for income taxes by prescribing a minimum recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. On a yearly basis, the Company undergoes a process to evaluate whether income tax accruals are in accordance with ASC 740 guidance on uncertain tax positions. The Company has not recorded any liability for uncertain tax positions for the years ended December 31, 2021 and 2020.

Basic and diluted net loss per share

Q.	Basic and diluted net loss per share

Basic net loss per share is computed based on the weighted-average number of shares outstanding during each year. Diluted net loss per share is computed based on the weighted-average number of shares outstanding during each year, plus the dilutive potential of the ordinary shares considered outstanding during the year, in accordance with ASC 260-10, “Earnings Per Share.”

All outstanding stock options and warrants were excluded from the calculation of the diluted loss per share for the years ended December 31, 2021, 2020 and 2019, because all such securities have an anti-dilutive effect.

Segment Reporting

R.	Segment Reporting

The chief operating decision maker for the Company is the Chief Executive Officer. The Chief Executive Officer reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. Accordingly, management has determined that the Company operates in one reportable segment.

Comprehensive Loss

S.	Comprehensive Loss

The purpose of reporting comprehensive income is to report a measure of all changes in equity of an entity that result from recognized transactions and other economic events of the period resulting from transactions from non-owner sources.

Leases

T.	Leases

Under Accounting Standards Update, “Leases” (“ASC 842”), the Company determines if an arrangement is a lease at inception. Upon initial recognition, the Company recognizes a liability at the present value of the lease payments to be made over the lease term, and concurrently recognizes a right-of-use asset at the same amount of the liability, adjusted for any prepaid or accrued lease payments, plus initial direct costs incurred in respect of the lease. The Company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments. The subsequent measurement depends on whether the lease is classified as a finance lease or an operating lease. During the reporting periods, the Company has only operating leases. Lease terms include options to extend the lease when it is reasonably certain that the Company will exercise that option. Lease expenses for operating leases are recognized on a straight-line basis over the lease term.

The Company has made a policy election not to capitalize leases with a term of 12 months or less.

In accordance with ASC 360-10, management reviews operating lease assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable based on estimated future undiscounted cash flows. If so indicated, an impairment loss would be recognized for the difference between the carrying amount of the asset and its fair value.

Recently adopted accounting pronouncements

U.	Recently adopted accounting pronouncements

From time to time, new accounting pronouncements are issued by FASB, or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements

Note 2 – Significant Accounting Policies (Cont.)

U.	Recently adopted accounting pronouncements (Cont.)

In December 2019, the FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes”, which will simplify the accounting for income taxes to improve consistency of accounting methods and remove certain exceptions. The amendment is effective for the Company beginning January 1, 2021. The adoption did not have a significant impact on the Company’s consolidated financial statements.

Recently issued accounting pronouncements

V.	Recently issued accounting pronouncements

In May 2021, the FASB issued Update 2021-04, Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force). The amendments in this Update affect all entities that issue freestanding written call options that are classified in equity. Specifically, the amendments affect those entities when a freestanding equity-classified written call option is modified or exchanged and remains equity classified after the modification or exchange. The amendments that relate to the recognition and measurement of EPS for certain modifications or exchanges of freestanding equity-classified written call options affect entities that present EPS in accordance with the guidance in Topic 260, Earnings Per Share. The effect of implementing this ASU is immaterial.